Annual Fund Operating Expenses	Feb. 01, 2026
Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 01, 2026
Tradr 2X Long Innovation 100 Monthly ETF | Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.95%	[1]
Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 01, 2026
Tradr 2X Long Innovation 100 Quarterly ETF | Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.95%	[1]
Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 01, 2026
Tradr 2X Long SPY Quarterly ETF | Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Expenses (as a percentage of Assets)	0.95%	[1]

[1]	The Fund’s Annual Fund Operating Expenses have been restated to reflect current expenses, effective February 1, 2026.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.